Schedule of Expected Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Remainder	$ 401,171
Year 1	1,214,920	546,576
Year 2	1,214,920	546,576
Year 3	1,214,920	546,576
Year 4	1,214,920	546,576
Thereafter	3,161,948
Total	8,422,799
Year 5		546,576
Thereafter		1,150,973
Total	$ 8,332,096	$ 3,883,853